Reportable Segments	12 Months Ended
Apr. 30, 2015
Segment Reporting [Abstract]
Reportable Segments
NOTE 3	REPORTABLE SEGMENTS

We operate in one industry: the manufacturing and marketing of food products. We have four reportable segments: U.S. Retail Coffee, U.S. Retail Consumer Foods, U.S. Retail Pet Foods, and International, Foodservice, and Natural Foods. The U.S. Retail Coffee segment primarily represents the domestic sales of Folgers and Dunkin’ Donuts branded coffee; the U.S. Retail Consumer Foods segment primarily includes domestic sales of Crisco, Jif, Smucker’s, and Pillsbury branded products; the U.S. Retail Pet Foods segment primarily includes domestic sales of Meow Mix, Milk-Bone, Kibbles ’n Bits, Natural Balance, 9Lives, Pup-Peroni, Gravy Train, and Nature’s Recipe branded products; and the International, Foodservice, and Natural Foods segment is comprised of products distributed domestically and in foreign countries through retail channels, foodservice distributors and operators (e.g., restaurants, lodging, schools and universities, health care operators), and natural foods stores and distributors. Pet food and pet snacks sales outside of the U.S. retail market segment are reflected in International, Foodservice, and Natural Foods.

Segment profit represents net sales, less direct and allocable operating expenses, and is consistent with the way in which we manage our segments. However, we do not represent that the segments, if operated independently, would report operating profit equal to the segment profit set forth below, as segment profit excludes certain operating expenses such as corporate administrative expenses and, effective May 1, 2014, unallocated gains and losses on commodity and foreign currency exchange derivative activities. Commodity and foreign currency exchange derivative gains and losses are reported in unallocated derivative gains and losses outside of segment operating results until the related inventory is sold. At that time, we reclassify the hedge gains and losses from unallocated derivative gains and losses to segment profit, allowing our segments to realize the economic effect of the hedge without experiencing any mark-to-market volatility. We would expect that any gain or loss in the estimated fair value of the derivatives would generally be offset by a change in the estimated fair value of the underlying exposures. Prior year segment results have been modified to exclude the unrealized gains and losses on commodity and foreign currency exchange derivatives to conform to the new definition.

As disclosed in Note 2: Acquisitions, we acquired Big Heart in a cash and stock transaction on March 23, 2015. The transaction resulted in a new reportable segment for 2015. There was no impact to our historical reportable segments, as there were no changes to the internal way we managed and reported those segments for 2015. However, we are in the process of finalizing our internal financial reporting structure and the impact on reportable segments for 2016 as a result of recent leadership changes. All historical information will be retroactively conformed to the new presentation once it is finalized.

	Year Ended April 30,
	2015	2014	2013
Net sales:
U.S. Retail Coffee	$2,076.1	$2,161.7	$2,306.5
U.S. Retail Consumer Foods	2,104.8	2,172.6	2,214.8
U.S. Retail Pet Foods	239.1	—	—
International, Foodservice, and Natural Foods	1,272.7	1,276.3	1,376.4

Total net sales	$5,692.7	$5,610.6	$5,897.7

Segment profit (loss):
U.S. Retail Coffee	$549.2	$639.8	$603.8
U.S. Retail Consumer Foods	432.9	393.0	413.9
U.S. Retail Pet Foods	(15.3)	—	—
International, Foodservice, and Natural Foods	166.7	167.8	196.7

Total segment profit	$1,133.5	$1,200.6	$1,214.4

Interest expense - net	(79.9)	(79.4)	(93.4)
Other debt costs	(173.3)	—	—
Unallocated derivative (losses) gains	(24.5)	5.3	6.6
Cost of products sold - special project costs	(6.2)	(9.4)	(11.5)
Other special project costs	(56.6)	(25.6)	(49.5)
Corporate administrative expenses	(274.2)	(251.9)	(249.6)
Other income - net	4.2	10.1	0.3

Income before income taxes	$523.0	$849.7	$817.3

Assets:
U.S. Retail Coffee	$4,854.0	$4,885.6	$4,882.4
U.S. Retail Consumer Foods	2,846.0	2,684.1	2,618.2
U.S. Retail Pet Foods	7,611.8	—	—
International, Foodservice, and Natural Foods	1,327.2	1,248.9	1,201.3
Unallocated (A)	243.6	241.6	322.2

Total assets	$16,882.6	$9,060.2	$9,024.1

Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$102.7	$99.9	$100.7
U.S. Retail Consumer Foods	54.1	52.9	47.1
U.S. Retail Pet Foods	14.3	—	—
International, Foodservice, and Natural Foods	66.0	67.4	63.7
Unallocated (B)	31.3	36.2	39.4

Total depreciation, amortization, and impairment charges	$268.4	$256.4	$250.9

Additions to property, plant, and equipment:
U.S. Retail Coffee	$56.7	$50.7	$46.5
U.S. Retail Consumer Foods	113.2	138.8	85.1
U.S. Retail Pet Foods	19.4	—	—
International, Foodservice, and Natural Foods	58.4	90.0	74.9

Total additions to property, plant, and equipment	$247.7	$279.5	$206.5

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.

(B)	Primarily represents unallocated corporate administrative expense, mainly depreciation and software amortization.

The following table presents certain geographical information.

	Year Ended April 30,
	2015	2014	2013
Net sales:
United States	$5,188.5	$5,092.0	$5,355.9
International:
Canada	$413.8	$437.2	$459.5
All other international	90.4	81.4	82.3

Total international	$504.2	$518.6	$541.8

Total net sales	$5,692.7	$5,610.6	$5,897.7

Assets:
United States	$16,407.0	$8,638.6	$8,577.7
International:
Canada	$362.1	$257.7	$396.3
All other international	113.5	163.9	50.1

Total international	$475.6	$421.6	$446.4

Total assets	$16,882.6	$9,060.2	$9,024.1

Long-lived assets (excluding goodwill and other intangible assets):
United States	$1,815.0	$1,343.2	$1,227.0
International:
Canada	$14.3	$16.5	$20.6
All other international	40.9	38.9	39.0

Total international	$55.2	$55.4	$59.6

Total long-lived assets (excluding goodwill and other intangible assets)	$1,870.2	$1,398.6	$1,286.6

The following table presents product category sales as a percentage of consolidated net sales.

	Year Ended April 30,
	2015	2014	2013
Coffee	44%	46%	48%
Peanut butter	13	13	13
Fruit spreads	6	6	6
Shortening and oils	6	6	6
Baking mixes and frostings	5	6	6
Canned milk	4	5	4
Flour and baking ingredients	4	4	4
Juices and beverages	3	3	3
Frozen handheld	3	3	3
Pet food	3	—	—
Portion control	2	2	2
Toppings and syrups	1	2	2
Pet snacks	1	—	—
Other	5	4	3

Total product sales	100%	100%	100%

Sales to Wal-Mart Stores, Inc. and subsidiaries amounted to 28 percent of net sales in 2015, 27 percent of net sales in 2014, and 26 percent of net sales in 2013. These sales are primarily included in our U.S. retail market segments. No other customer exceeded 10 percent of net sales for any year. Trade receivables at April 30, 2015 and 2014, included amounts due from Wal-Mart Stores, Inc. and subsidiaries of $122.6 and $76.6, respectively.